Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Abstract]
Carrying amount of non-marketable equity securities without readily determinable fair value	¥ 8,559	¥ 8,448
Time deposits with original maturities of more than three months	71	1,767
Investments in affiliated companies accounted for by the equity method	19,634	19,988
Canon's share of net earnings in affiliated companies accounted for by the equity method, included in other income (deductions)	(994)	(311)	¥ 1,414
Debt Securities, Available-for-sale	¥ 0	¥ 0